Investment in associated companies - Book Value (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		$ 2,590	$ 2,898
Investment in associated companies		2,590	2,898
Archer
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		0	0
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		29	21
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		158	117
Itaunas Drilling
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		3	3
Camburi Drilling
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		6	6
Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		4	4
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		2,809
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		193	0
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		1,767	2,091
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		293	412
Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	[1]	$ 137	$ 244

[1]	The Seadrill Partners - Seadrill Member Interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 for more information.